Note 11. Stock Options: Share-based Compensation, Option and Incentive Plans, Director Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Policies
Stock Option Plans, Director Policy

The Company grants stock options to its directors as compensation for services performed.  All director options granted are for a period of ten years from the date of issuance, are pursuant to the 2010 Plan, and vest six (6) months from the issuance date.

The Company grants stock options to its directors as compensation for services performed.  All of the options granted are for a period of ten years from the date of issuance, are pursuant to the 2010 Plan, and vest six (6) months from the issuance date.  Stock option grants related to the periods covered by these financial statements include the issuance of 222,500 options from December 2013 through October 2015.  These options are exercisable at prices ranging from $0.76 to $2.28.  To reflect the value of the stock options granted, the Company records a non-cash charge to earnings totaling $280,033 over the requisite vesting period in selling, general and administrative expense.  For the years ended December 31, 2015 and 2014, the Company recorded an expense of approximately $130,300 and $132,100, respectively.  More information on these equity transactions is contained in this Form 10-K under Item 10, “Directors, Executive Officers and Corporate Governance”.